Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash Flows from Operating Activities
Net income	$ 9,262	$ 7,376	$ 13,394	$ 11,340	$ 20,198
Adjustments to the profit or loss items:
Depreciation and amortization	3,891	3,746	7,742	7,357	14,918
Financial expenses net	(679)	1,318	883	2,500	2,766
Cost of share-based payment	720	95	1,520	270	845
Taxes on income	927	(1,623)	2,186	1,026	3,269
Gain from sale of property and equipment			0	(8)	(8)
Change in employee benefit liabilities, net	134	58	165	74	183
Adjustments to the profit or loss items	4,993	3,594	12,496	11,219	21,973
Changes in asset and liability items:
Increase in trade receivables, net	(191)	(2,113)	(9,948)	(8,670)	(5,407)
Decrease (increase) in other accounts receivables	(1,985)	1,749	(697)	1,078	(535)
Increase in inventories	(1,438)	(3,721)	(1,932)	(3,260)	(6,124)
Decrease in contract asset	118	118	237	212	475
Increase (decrease) in trade payables	5,358	(383)	3,912	(4,131)	(6,870)
Increase (decrease) in other accounts payables	1,810	1,161	(87)	(883)	950
Increase (decrease) in deferred revenues	94	(28)	161	6	(171)
Total changes in asset and liability	3,766	(3,217)	(8,354)	(15,648)	(17,682)
Cash received (paid) during the period for:
Interest paid	(372)	(208)	(559)	(384)	(864)
Interest received	434	453	859	987	1,921
Taxes (paid) received	(15)	23	(59)	(6)	(56)
Cash (paid) received during the year	47	268	241	597	1,001
Net cash provided by operating activities	18,068	8,021	17,777	7,508	25,490
Cash Flows from Investing Activities
Purchase of property and equipment and intangible assets	(2,107)	(2,014)	(3,080)	(3,482)	(9,846)
Investment in short term investments	(435)		(40,660)
Proceeds from sale of property and equipment				8	8
Net cash used in investing activities	(2,542)	(2,014)	(43,740)	(3,474)	(9,838)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	3	3	3	49	50
Repayment of lease liabilities	(468)	(404)	(857)	(418)	(972)
Repayment of other long-term liabilities	(4,110)	(4,184)	(4,577)	(4,509)	(5,889)
Dividends Paid	(14,421)	(11,534)	(14,421)	(11,534)	(11,534)
Net cash used in financing activities	(18,996)	(16,119)	(19,852)	(16,412)	(18,345)
Exchange differences on balances of cash and cash equivalent	21	(153)	(181)	(72)	(273)
Decrease in cash and cash equivalents	(3,449)	(10,265)	(45,996)	(12,450)	(2,966)
Cash and cash equivalents at the beginning of the period	32,922	76,250	75,469	78,435	78,435
Cash and cash equivalents at the end of the period	29,473	65,985	29,473	65,985	75,469
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	246	157	685	509	1,221
Purchase of property and equipment and Intangible assets	$ 1,743	$ 1,030	$ 1,743	$ 1,030	$ 2,523